SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Contract assets – current, net:
Retention receivables	$ 217,184	¥ 1,498,137	¥ 2,466,827
Less: allowance for credit loss
Total	217,184	1,498,137	2,466,827
Contract assets – non- current, net:
Retention receivables	1,594,074	10,995,921	10,955,098
Less: allowance for credit loss
Total	1,594,074	10,995,921	10,955,098
Contract liabilities:
Payments received or receivable in excess of revenue recognized on uncompleted contracts	245,287	1,691,990	844,757
Total	$ 245,287	¥ 1,691,990	¥ 844,757